Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 26, 2022	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
Prepaid expenses and other current assets [line items]
Research tax credit receivables		$ 5,800
Trade receivables		772		$ 20,390
Deferred expenses and other current assets		538		50
Tax and social receivables		$ 1,000
Convertible note interest percentage		10.00%
Cytovia Agreement [Member]
Prepaid expenses and other current assets [line items]
Equity stake receive	$ 20,000
Cytovia Agreement [Member] | Convertible Note [Member]
Prepaid expenses and other current assets [line items]
Convertible note	$ 20,000
Cellectis [member]
Prepaid expenses and other current assets [line items]
Trade receivables		$ 500		20,000
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables		6,700	$ 800	7,900
France [member] | Previously stated [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables		$ 7,200		$ 1,200